Vanguard ESG U.S. Stock ETF
Supplement Dated March 18, 2024, to the Prospectus and Summary Prospectus Dated December 22, 2023
Important Changes to the Fund

Effective March 18, 2024, FTSE has announced additional screens to the index methodology for the Fund’s target index.
Prospectus and Summary Prospectus Text Changes
In the ETF Summary section, the last sentence of the first paragraph under the Principal Investment Strategies heading is restated as follows:

The Index methodology also excludes the stocks of companies that, as FTSE determines based on its internal assessment, do not meet certain labor, human rights, environmental, and anti-corruption standards, as well as companies that do not meet certain diversity criteria.
In the More on the Fund and ETF Shares section under the Security Selection heading, the “FTSE US All Cap Choice Index” subsection is restated in its entirety to the following:
FTSE US All Cap Choice Index. The FTSE US All Cap Choice Index is maintained by FTSE, a widely known global index provider. The Index is a subset of the FTSE Global Choice Index Series, which is designed to help investors align their investment portfolios with their values by excluding companies based on the impact of their conduct or products on society and/or the environment. The FTSE US All Cap Choice Index excludes the stocks of companies that FTSE determines engage in, have a specified level of involvement in, and/or derive threshold amounts of revenue from one or more of the following activities: (i) produce adult entertainment; own/operate adult entertainment establishments; distribute adult entertainment materials; (ii) manufacture alcoholic beverages; supply alcohol-related products/services to alcoholic beverage manufacturers; involved in distribution and/or retail sale of alcoholic beverages; (iii) manufacture tobacco products; supply tobacco related products/services; involved in distribution and/or retail sale of tobacco products; (iv) engage in cannabis cultivation, cannabis distribution, the processing and distribution of cannabis plants, and the creation of cannabis derivative products per the Industry

Classification Benchmark (ICB) standards; (v) own and/or operate a gambling establishment; manufacture specialized equipment used exclusively for gambling; provide supporting products/services to gambling operations; (vi) produce chemical or biological weapons and their components; (vii) produce (or produce specific and critical parts or services for) cluster munitions; (viii) produce (or produce specific and critical parts or services for) anti-personnel mines; (ix) produce nuclear weapons or their components; (x) manufacture military weapons systems and/or integral, tailor-made components of these weapons; provide tailor-made products and/or services that support military weapons; provide non-weapons related tailor-made products and/or services related to the military or defense industry; (xi) produce and sell assault weapons or small arms to civilian customers; produce and sell key components of small arms; involved in the retail and/or distribution of assault weapons or small arms; (xii) involved in the operation and supply of nuclear power generation, that harnesses the energy present within atomic nuclei or their components; engaged in the development, processing, production and distribution of equipment and facilities that are specifically designed for and critical to the generation of nuclear power; (xiii) own proved or probable reserves in coal, oil, or gas; (xiv) any company that FTSE determines per the ICB standards: (a) engages in the exploration for and drilling, production, and supply of crude oil on land or in offshore areas; (b) primarily engages in the refining and marketing of petroleum products; (c) supplies equipment and services to oil fields and offshore platforms; (d) operates pipelines carrying oil, gas or other forms of fuel; (e) engages in all three fields of petroleum production: extraction (upstream), transportation (midstream), and refining and marketing (downstream); or (f) mines, processes and markets coal per the ICB standards; (xv) generate electricity from oil and/or gas, or thermal coal; and (xvi) distribute gas to end users. The level or type of involvement in, or amount of revenue earned from, certain activities or business segments that lead to exclusion by FTSE can vary from one activity or business segment to another.

The Index methodology also excludes the stocks of companies that, as FTSE determines based on its internal assessment, do not meet certain labor, human rights, environmental, and anti-corruption standards, as well as companies that fail to meet two of the following three diversity criteria: (1) at least one woman on the board; (2) diversity policies in place; and (3) diversity management systems in place. FTSE uses internal methodologies to analyze various factors in determining whether a company meets the foregoing criteria and/or falls within a particular industry, including whether the company has a certain amount of revenue derived from an industry, the company’s level of involvement in an industry, and the severity of certain controversies (as determined by FTSE), which can vary from one company to another and from one activity to another. For additional details regarding the Index methodology, please see the

Methodology section of FTSE’s website for the Global Choice Index Series. As of August 31, 2023, the number of stocks (components) in the Index was approximately 1,476. The components of the Index are reconstituted on a quarterly basis and are likely to change over time.

© 2024 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 4393A 032024

Vanguard ESG International Stock ETF
Supplement Dated March 18, 2024, to the Prospectus and Summary Prospectus Dated December 22, 2023
Important Changes to the Fund

Effective March 18, 2024, FTSE has announced additional screens to the index methodology for the Fund’s target index.
Prospectus and Summary Prospectus Text Changes
In the ETF Summary section, the last sentence of the first paragraph under the Principal Investment Strategies heading is restated as follows:
The Index methodology also excludes the stocks of companies that, as FTSE determines based on its internal assessment, do not meet certain labor, human rights, environmental, and anti-corruption standards, as well as companies that do not meet certain diversity criteria.
In the More on the Fund and ETF Shares section under the Security Selection heading, the “FTSE Global All Cap ex US Choice Index” subsection is restated in its entirety to the following:
FTSE Global All Cap ex US Choice Index. The FTSE Global All Cap ex US Choice Index is maintained by FTSE, a widely known global index provider. The Index is a subset of the FTSE Global Choice Index Series, which is designed to help investors align their investment portfolios with their values by excluding companies based on the impact of their conduct or products on society and/or the environment. The FTSE Global All Cap ex US Choice Index excludes the stocks of companies that FTSE determines engage in, have a specified level of involvement in, and/or derive threshold amounts of revenue from one or more of the following activities: (i) produce adult entertainment; own/operate adult entertainment establishments; distribute adult entertainment materials; (ii) manufacture alcoholic beverages; supply alcohol-related products/services to alcoholic beverage manufacturers; involved in distribution and/or retail sale of alcoholic beverages; (iii) manufacture tobacco products; supply tobacco related products/services; involved in distribution and/or retail sale of tobacco products; (iv) engage in cannabis cultivation, cannabis distribution, the processing and distribution of cannabis plants, and the creation of cannabis derivative products per the Industry Classification Benchmark (ICB) standards; (v) own and/or operate a gambling establishment; manufacture specialized equipment used exclusively for gambling; provide supporting products/services to gambling operations; (vi) produce chemical or biological weapons and their components; (vii) produce (or produce specific and critical parts or services for) cluster munitions; (viii) produce (or produce specific and critical parts or services for) anti-personnel mines; (ix) produce nuclear weapons or their components; (x) manufacture military weapons systems and/or integral, tailor-made components of these weapons; provide tailor-made products and/or services that support military weapons; provide non-weapons related tailor-made products and/or services related to the military or defense industry; (xi) produce and sell assault weapons or small arms to civilian customers; produce and sell key components of small arms; involved in the retail and/or distribution of assault weapons or small arms; (xii) involved in the operation and supply of nuclear power generation, that harnesses the energy present within atomic nuclei or their components; engaged in the development, processing, production and distribution of equipment and facilities that are specifically designed for and critical to the generation of nuclear power; (xiii) own proved or probable reserves in coal, oil, or gas; (xiv) any company that FTSE determines per the ICB standards: (a) engages in the exploration for and drilling, production, and supply of crude oil on land or in offshore areas; (b) primarily engages in the refining and marketing of petroleum products; (c) supplies equipment and services to oil fields and offshore platforms; (d) operates pipelines carrying oil, gas or other forms of fuel; (e) engages in all three fields of petroleum production: extraction (upstream), transportation (midstream), and refining and marketing (downstream); or (f) mines, processes and markets coal per the ICB standards; (xv) generate electricity from oil and/or gas, or thermal coal; and (xvi) distribute gas to end users. The level or type of involvement in, or amount of revenue earned from, certain activities or business segments that lead to exclusion by FTSE can vary from one activity or business segment to another.

The Index methodology also excludes the stocks of companies that, as FTSE determines based on its internal assessment, do not meet certain labor, human rights, environmental, and anti-corruption standards, as well as companies that fail to meet two of the following three diversity criteria: (1) at least one woman on the board; (2) diversity policies in place; and (3) diversity management systems in place. FTSE uses internal methodologies to analyze various factors in determining whether a company meets the foregoing criteria and/or falls within a particular industry, including whether the company has a certain amount of revenue derived from an industry, the company’s level of involvement in an industry, and the severity of certain controversies (as determined by FTSE), which can vary from one company to another and from one activity to another. For additional details regarding the Index methodology, please see the

Methodology section of FTSE’s website for the Global Choice Index Series. As of August 31, 2023, the number of stocks (components) in the Index was approximately 5,888. The components of the Index are reconstituted on a quarterly basis and are likely to change over time.

© 2024 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 4394A 032024

Vanguard FTSE Social Index Fund
Supplement Dated March 18, 2024, to the Prospectus and Summary Prospectus Dated December 22, 2023
Important Changes to the Fund

Effective March 18, 2024, FTSE has announced additional screens to the index methodology for the Fund’s target index.
Prospectus and Summary Prospectus Text Changes
In the Fund Summary section, the last sentence of the first paragraph under the Principal Investment Strategies heading is restated as follows:

The Index methodology also excludes the stocks of companies that, as FTSE determines based on its internal assessment, do not meet certain labor, human rights, environmental, and anti-corruption standards, as well as companies that do not meet certain diversity criteria.
In the More on the Fund section under the Security Selection heading, the “FTSE4Good US Select Index” (amended to “FTSE US Choice Index” in a Supplement dated February 6, 2024) subsection is restated in its entirety to the following:
FTSE US Choice Index. The FTSE US Choice Index is maintained by FTSE, a widely known global index provider. The FTSE US Choice Index excludes the stocks of companies that FTSE determines engage in, have a specified level of involvement in, and/or derive threshold amounts of revenue from one or more of the following activities: (i) produce adult entertainment; own/operate adult entertainment establishments; distribute adult entertainment materials; (ii) manufacture alcoholic beverages; supply alcohol-related products/services to alcoholic beverage manufacturers; involved in distribution and/or retail sale of alcoholic beverages; (iii) manufacture tobacco products; supply tobacco related products/services; involved in distribution and/or retail sale of tobacco products; (iv) engage in cannabis cultivation, cannabis distribution, the processing and distribution of cannabis plants, and the creation of cannabis derivative products per the Industry Classification Benchmark (ICB) standards; (v) own and/or operate a gambling establishment; manufacture specialized equipment used exclusively for gambling; provide supporting products/services to gambling operations; (vi) produce chemical or biological weapons and their components; (vii) produce (or produce specific and critical parts or services for) cluster munitions; (viii) produce (or produce specific and critical parts or services for) anti-personnel mines; (ix) produce nuclear weapons or their components; (x) manufacture military weapons systems and/or integral, tailor-made components of these weapons; provide tailor-made products and/or services that support military weapons; provide non-weapons related tailor-made products and/or services related to the military or defense industry; (xi) produce and sell assault weapons or small arms to civilian customers; produce and sell key components of small arms; involved in the retail and/or distribution of assault weapons or small arms; (xii) involved in the operation and supply of nuclear power generation, that harnesses the energy present within atomic nuclei or their components; engaged in the development, processing, production and distribution of equipment and facilities that are specifically designed for and critical to the generation of nuclear power; (xiii) own proved or probable reserves in coal, oil, or gas; (xiv) any company that FTSE determines per the ICB standards: (a) engages in the exploration for and drilling, production, and supply of crude oil on land or in offshore areas; (b) primarily engages in the refining and marketing of petroleum products; (c) supplies equipment and services to oil fields and offshore platforms; (d) operates pipelines carrying oil, gas or other forms of fuel; (e) engages in all three fields of petroleum production: extraction (upstream), transportation (midstream), and refining and marketing (downstream); or (f) mines, processes and markets coal per the ICB standards; (xv) generate electricity from oil and/or gas, or thermal coal; and (xvi) distribute gas to end users. The level or type of involvement in, or amount of revenue earned from, certain activities or business segments that lead to exclusion by FTSE can vary from one activity or business segment to another.

The Index methodology also excludes the stocks of companies that, as FTSE determines based on its internal assessment, do not meet certain labor, human rights, environmental, and anti-corruption standards, as well as companies that fail to meet two of the following three diversity criteria: (1) at least one woman on the board; (2) diversity policies in place; and (3) diversity management systems in place. FTSE uses internal methodologies to analyze various factors in determining whether a company meets the foregoing criteria and/or falls within a particular industry, including whether the company has a certain amount of revenue derived from an industry, the company’s level of involvement in an industry, and the severity of certain controversies (as determined by FTSE), which can vary from one company to another and from one activity to another. For additional details regarding the Index methodology, please see the Methodology section of FTSE’s website for the FTSE US Choice Index. As of August 31, 2023, the number of stocks (components) in the Index was approximately 474. The components of the Index are reconstituted on a quarterly basis and are likely to change over time.

© 2024 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 513B 032024